Contents of Significant Accounts - Amortization Amounts of Intangible Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating costs [member]
Disclosure of detailed information about intangible assets [line items]
Amortization amounts of intangible assets	$ 758,050	$ 799,215
Operating expenses [member]
Disclosure of detailed information about intangible assets [line items]
Amortization amounts of intangible assets	$ 1,154,752	$ 1,119,855